Staff costs (Details) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Staff Costs
Wages and salaries			£ 2,033		£ 1,354		£ 2,727
Defined contribution pension cost (note 24)			98		71		75
Social security contributions and similar taxes			269		152		397
Share-based payment charge/(credit)	£ 15	£ 100	123	[1]	89	[1]	(404)	[1]
Staff costs gross			£ 2,523		£ 1,666		£ 2,795

[1]	credit recognised in 2020 due to employees leaving the company and the subsequent reversal of the cumulative share based payment charge relating to share options under the 2014 Biodexa Pharmaceuticals plc Enterprise Management Incentive Scheme.